Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of Segment Reporting, Information On Revenues and Long-lived Assets

In accordance with FASB ASC 280 - Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Reportable Segment:
Production Services	$215,791	$112,295	$228,763	$190,990
Drilling and Evaluation Services	132,799	24,732	42,561	33,125
Total revenue	$348,590	$137,027	$271,324	$224,115

Long-lived assets

	Successor (NESR)	Predecessor (NPS)
	December 31, 2018	December 31, 2017
Reportable Segment:
Production Services	$219,278	$180,289
Drilling and Evaluation Services	98,163	58,923
Unallocated Costs	11,286	25,057
Total	$328,727	$264,269

Segment EBITDA

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Reportable Segment:
Production Services	77,482	36,836	81,780	72,138
Drilling and Evaluation Services	32,782	3,267	4,952	7,245
Unallocated Costs	(8,013)	(9,651)	(8,665)	(6,950)
Total Segment EBITDA	$102,251	$30,452	$78,067	$72,433

The following table presents a reconciliation of consolidated net income, which is the most comparable financial measure under U.S. GAAP, to Total Segment EBITDA:

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Net Income	$34,980	$6,736	$28,353	$8,350
Add:
Income taxes	9,431	2,342	4,586	2,648
Interest expense, net	14,383	4,090	6,720	5,677
Depreciation and amortization	43,457	17,284	38,408	55,758
Total Segment EBITDA	$102,251	$30,452	$78,067	$72,433

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)	Predecessor (NPS)
	Period from June 7 to December 31, 2018	Period from January 1, 2018 to June 6, 2018	Year ended December 31, 2017	Year ended December 31, 2016

MENA	$345,047	$134,479	$267,366	$213,189
Rest of world	3,543	2,548	3,958	10,926
Total revenue	$348,590	$137,027	$271,324	$224,115

Long-lived assets by geographic area

	Successor (NESR)	Predecessor (NPS)
	December 31, 2018	December 31, 2017
Geographic Area:
MENA	$319,552	$258,382
Rest of world	9,175	5,887
Total	$328,727	$264,269